Loans from Third Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Nov. 10, 2025	Nov. 03, 2025	May 06, 2024
Honghe County Yisa Hengtong Decoration Company [Member] | Working Capital Loan [Member]
Loans from Third Parties - Current [Line Items]
Borrowing amount				$ 109,600
Mr. Shaocheng Li [Member]
Loans from Third Parties - Current [Line Items]
Borrowing amount				$ 38,609
Balance loan amount	$ 153,008
Ms. Yan Liu [Member]
Loans from Third Parties - Current [Line Items]
Interest rate	20.00%
Ms. Yan Liu [Member] | Working Capital Loan [Member]
Loans from Third Parties - Current [Line Items]
Borrowing amount			$ 71,499
Mr. YuHuan Yang [Member]
Loans from Third Parties - Current [Line Items]
Interest rate	8.00%
Mr. YuHuan Yang [Member] | Working Capital Loan [Member]
Loans from Third Parties - Current [Line Items]
Borrowing amount		$ 142,998
Yunnan Longbao [Member] | Working Capital Loan [Member]
Loans from Third Parties - Current [Line Items]
Borrowing amount	$ 38,181